Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥) Tranche	Feb. 28, 2018 USD ($) Tranche	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)	Feb. 28, 2018 USD ($)
Other Commitments [Line Items]
Rental expenses under operating leases	¥ 42,349	$ 6,692	¥ 20,335	¥ 11,539
Donation commitments obligation	75,000				$ 11,853
Donation Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose
Other Commitments [Line Items]
Donation commitments obligation | ¥	100,000
Donation commitments recorded as accrued expenses	¥ 5,000		¥ 10,000		790
Donation commitments obligation period	5 years	5 years
Number of tranches for donation commitments fund | Tranche	5	5
Number of remaining tranches for donation commitments fund | Tranche	3	3
Donation Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose | First Tranche
Other Commitments [Line Items]
Donation commitments recorded as accrued expenses | ¥	¥ 10,000
Donation Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose | Second Tranche
Other Commitments [Line Items]
Donation commitments recorded as accrued expenses	¥ 15,000				$ 2,370